Payments, Details - 12 months ended Dec. 31, 2024 - ARS ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Resource	Segment	Ext. Method
#: 1
	$ 2,833,066,000	Taxes	ARGENTINA		National Government - Administración Federal de Ingresos Públicos	Natural Gas		Well
#: 2
	18,740,389,000	Taxes	ARGENTINA		National Government - Dirección General de Aduanas	Natural Gas	Liquids	Well
#: 3
	2,165,307,000	Taxes	ARGENTINA	Buenos Aires	Province of Buenos Aires - Agencia de Recaudación de la Provincia de Buenos Aires	Natural Gas	Liquids	Well
#: 4
	4,630,086,000	Taxes	ARGENTINA	Buenos Aires	Province of Buenos Aires - Agencia de Recaudación de la Provincia de Buenos Aires	Natural Gas	Midstream	Well
#: 5
	265,004,000	Taxes	ARGENTINA	Ciudad Autónoma de Buenos Aires	City of Buenos Aires - Administración Gubernamental de Ingresos Públicos	Natural Gas	Liquids	Well
#: 6
	859,395,000	Taxes	ARGENTINA	Ciudad Autónoma de Buenos Aires	City of Buenos Aires - Administración Gubernamental de Ingresos Públicos	Natural Gas	Midstream	Well
#: 7
	1,046,189,000	Taxes	ARGENTINA	Neuquén	Province of Neuquén - Dirección Provincial de Rentas	Natural Gas	Liquids	Well
#: 8
	2,204,939,000	Taxes	ARGENTINA	Neuquén	Province of Neuquén - Dirección Provincial de Rentas	Natural Gas	Midstream	Well
#: 9
	$ 3,582,387,000	Taxes	ARGENTINA	Buenos Aires	Province of Buenos Aires - Municipalidad de Bahía Blanca	Natural Gas	Liquids	Well